Note 3. Summary of Significant Accounting Policies: Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Policies
Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared in accordance with U.S. GAAP.	Basis of Presentation The accompanying financial statements have been prepared in accordance with U.S. GAAP.